Schedule of tax loss carryforwards expire (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Total	€ 38,542,051	€ 29,728,976	€ 19,553,519
No Expiration Date [Member]
Operating Loss Carryforwards [Line Items]
Total	5,487,085	5,487,085	5,487,085
No Expiration Date - DL 98/2011 [Member]
Operating Loss Carryforwards [Line Items]
Total	€ 33,054,966	€ 24,241,891	€ 14,066,434